CASH AND CASH EQUIVALENTS - Foreign Denominated Cash (Details) R in Millions, $ in Millions	Jun. 30, 2024 ZAR (R)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 ZAR (R)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 ZAR (R)	Jun. 30, 2021 ZAR (R)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign denominated cash | R	R 521.5		R 2,471.4		R 2,525.6	R 2,180.0
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase decrease in foreign exchange	10.00%	10.00%
Foreign denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign denominated cash | $		$ 0.0		$ 3.7